Unaudited Pro forma Condensed Combined Statement of Operations (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
Fusion Historical
Revenue	$ 21,754,140		$ 42,350,640
Cost of revenues, exclusive of depreciation and amortization, shown separately below	19,008,549		38,067,888
Gross profit	2,745,591		4,282,752
Depreciation and amortization	192,177		516,892
Loss on impairment of long-lived assets			163,126
Selling general and administrative expenses including stock-based compensation	4,301,493		7,897,339
Advertising and marketing	8,033		14,959
Total operating expenses	4,501,703		8,592,316
Operating loss	(1,756,112)		(4,309,564)
Other (expenses) income:
Interest expense, net of interest income	(103,616)		(201,183)
Other	(160,843)		46,319
Total other (expenses) income	(264,459)		(154,864)
Loss from continuing operations	(2,020,571)		(4,464,428)
Loss applicable to common stockholders:
Loss from continuing operations			(4,464,428)
Preferred stock dividends in arrears	(200,698)		(470,175)
Net loss from continuing operations applicable to common stockholders:	(2,221,269)		(4,934,603)
Basic and diluted loss per common share:
Loss from continuing operations	$ (0.01)		$ (0.03)
Weighted average common shares outstanding:
Basic and diluted	162,932,029		141,688,704
ISG Historical Member
Revenue	13,637,854		26,530,678
Cost of revenues, exclusive of depreciation and amortization, shown separately below	6,859,847		13,506,414
Gross profit	6,778,007		13,024,264
Depreciation and amortization	576,853		1,433,504
Loss on impairment of long-lived assets			0
Selling general and administrative expenses including stock-based compensation	4,461,271		8,551,189
Advertising and marketing	12,000		44,000
Total operating expenses	5,050,124		10,028,693
Operating loss	1,727,883		2,995,571
Other (expenses) income:
Interest expense, net of interest income	32,594		91,042
Other	8,301		18,828
Total other (expenses) income	40,895		109,870
Loss from continuing operations	1,768,778		3,105,441
Loss applicable to common stockholders:
Loss from continuing operations			0
Preferred stock dividends in arrears	0		0
Net loss from continuing operations applicable to common stockholders:	0		0
Basic and diluted loss per common share:
Loss from continuing operations			$ 0
Weighted average common shares outstanding:
Basic and diluted			0
Pro Forma Adjustments - Subordination of Related Party Notes
Revenue	0		0
Cost of revenues, exclusive of depreciation and amortization, shown separately below	0		0
Gross profit	0		0
Depreciation and amortization	0		0
Loss on impairment of long-lived assets			0
Selling general and administrative expenses including stock-based compensation	0		0
Advertising and marketing	0		0
Total operating expenses	0		0
Operating loss	0		0
Other (expenses) income:
Interest expense, net of interest income	(113,104)	[1]	(226,207)	[1]
Other	0		0
Total other (expenses) income	0		0
Loss from continuing operations	0		0
Loss applicable to common stockholders:
Loss from continuing operations			0
Preferred stock dividends in arrears	0		0
Net loss from continuing operations applicable to common stockholders:	0		0
Basic and diluted loss per common share:
Loss from continuing operations			$ 0
Weighted average common shares outstanding:
Basic and diluted			0
Pro Forma Adjustments - Issuance of Senior Debt
Revenue	0		0
Cost of revenues, exclusive of depreciation and amortization, shown separately below	0		0
Gross profit	0		0
Depreciation and amortization	0		0
Loss on impairment of long-lived assets			0
Selling general and administrative expenses including stock-based compensation	0		0
Advertising and marketing	0		0
Total operating expenses	0		0
Operating loss	0		0
Other (expenses) income:
Interest expense, net of interest income	(1,141,977)	[2]	(2,283,954)	[3]
Other	0		0
Total other (expenses) income	0		0
Loss from continuing operations	0		0
Loss applicable to common stockholders:
Loss from continuing operations			0
Preferred stock dividends in arrears	0		0
Net loss from continuing operations applicable to common stockholders:	0		0
Basic and diluted loss per common share:
Loss from continuing operations			$ 0
Weighted average common shares outstanding:
Basic and diluted			0
Pro Forma Adjustments - Acquistion of NBS
Revenue	0		0
Cost of revenues, exclusive of depreciation and amortization, shown separately below	0		0
Gross profit	0		0
Depreciation and amortization	0		0
Loss on impairment of long-lived assets			0
Selling general and administrative expenses including stock-based compensation	(87,262)	[4]	0
Advertising and marketing	0		0
Total operating expenses	0		0
Operating loss	0		0
Other (expenses) income:
Interest expense, net of interest income	0		(12,107)	[5]
Other	0		0
Total other (expenses) income	0		0
Loss from continuing operations	0		0
Loss applicable to common stockholders:
Loss from continuing operations			0
Preferred stock dividends in arrears	0		0
Net loss from continuing operations applicable to common stockholders:	0		0
Basic and diluted loss per common share:
Loss from continuing operations			$ 0
Weighted average common shares outstanding:
Basic and diluted	13,888,889	[6]	13,888,889	[7]
Pro Forma Adjustments - Pro Forma Combined
Revenue	35,391,994		68,881,318
Cost of revenues, exclusive of depreciation and amortization, shown separately below	25,868,396		51,574,302
Gross profit	9,523,598		17,307,016
Depreciation and amortization	769,030		1,950,396
Loss on impairment of long-lived assets			163,126
Selling general and administrative expenses including stock-based compensation	8,675,502		16,448,528
Advertising and marketing	20,033		58,959
Total operating expenses	9,464,565		18,621,009
Operating loss	59,033		(1,313,993)
Other (expenses) income:
Interest expense, net of interest income	(1,326,103)		(2,632,409)
Other	(152,542)		65,147
Total other (expenses) income	(1,478,645)		(2,567,262)
Loss from continuing operations	(1,419,612)	[8]	(3,881,255)
Loss applicable to common stockholders:
Loss from continuing operations			(3,881,255)
Preferred stock dividends in arrears	200,698		(470,175)
Net loss from continuing operations applicable to common stockholders:	$ (1,620,310)		$ (4,351,430)
Basic and diluted loss per common share:
Loss from continuing operations	$ (0.01)		$ (0.03)
Weighted average common shares outstanding:
Basic and diluted	176,820,918		155,577,593	[9]

[1]	Reflects the increase in interest on related party notes from 3% per annum to 7% per annum from Marvin Rosen's agreement to subordinate the notes payable to him to the Senior Notes.
[2]	Reflects interest on the Notes of $0.9 million, amortization of debt discount in the amount of $186,550 and amortization of deferred financing fees in the amount of $55,427.
[3]	Reflects annual interest on the Senior Notes of $1.8 million and amortization of debt discount of $373,100 and amortization of deferred financing fees of $110,854.
[4]	Reflects acquisition transaction costs incurred in 2012 that would not be expected to continue and are non-recurring in nature.
[5]	Reflects interest on the Seller Notes.
[6]	Reflects shares of Fusion common stock valued at $1,250,000 issued to the NBS Sellers as part of the Purchase Price. The number of shares issued is based on the average closing price of the stock for the 15 trading days prior to the transaction.
[7]	Reflects shares of Fusion common stock valued at $1,250,000 issued to the NBS Sellers as part of the Purchase Price. The number of shares issued is based on the average closing price of the stock for the 15 trading days prior to the transaction.
[8]	ISG and NBS are limited liability companies and are disregarded entities for federal income tax purposes. Taxable income or losses generated by these entities are reflected in the income tax returns of the members of the respective entities. As a result, ISG has not historically recorded any provision for income taxes. The Company expects to utilize its net operating loss carry forwards to offset any taxable income generated by the business being acquired from NBS and ISG. As a result, no pro forma.
[9]	ISG and NBS are limited liability companies and are disregarded entities for federal income tax purposes. Taxable income or losses generated by these entities are reflected in the income tax returns of the members of the respective entities. As a result, ISG has not historically recorded any provision for income taxes. The Company expects to utilize its net operating loss carry forwards to offset any taxable income generated by the business being acquired from NBS and ISG. As a result, no pro forma adjustment has been recorded for provision for income taxes.